Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Computed expected tax expense/(benefit)	(25.00%)	(25.00%)	(25.00%)
PRC tax rate differential, preferential rate	8.99%	7.65%	7.34%
Tax rate differential for non-PRC entities	0.29%	(0.02%)	1.56%
Research and development tax credit	(0.83%)	(0.63%)	(0.66%)
Non-deductible expenses:
Staff welfare in excess of allowable limits	0.01%	0.03%	0.68%
Share based compensation	0.01%	0.01%	0.02%
Entertainment expenses	0.03%	0.01%	0.04%
Change in valuation allowance	16.61%	17.95%	16.62%
Dividend withholding tax	0.00%	0.01%	0.01%
Others	(0.17%)	0.00%	0.01%
Actual income tax expense/(benefit)	(0.06%)	0.01%	0.62%